Employee deferred compensation (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended																					1 Months Ended		12 Months Ended																																					1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Discontinued operations	Dec. 31, 2012 Discontinued operations	Dec. 31, 2011 Discontinued operations	Dec. 31, 2013 2011 Partner Asset Facility (PAF2)	Dec. 31, 2012 2011 Partner Asset Facility (PAF2)	Dec. 31, 2011 2011 Partner Asset Facility (PAF2)	Dec. 31, 2013 Adjustable Performance Plan cash awards	Dec. 31, 2012 Adjustable Performance Plan cash awards	Dec. 31, 2011 Adjustable Performance Plan cash awards	Dec. 31, 2013 Restricted Cash Awards	Dec. 31, 2012 Restricted Cash Awards	Dec. 31, 2011 Restricted Cash Awards	Dec. 31, 2013 Other Cash Awards	Dec. 31, 2012 Other Cash Awards	Dec. 31, 2011 Other Cash Awards	Dec. 31, 2013 2008 Partner Asset Facility (PAF) awards	Dec. 31, 2012 2008 Partner Asset Facility (PAF) awards	Dec. 31, 2011 2008 Partner Asset Facility (PAF) awards	Jan. 31, 2013 Plus Bond awards	Jan. 31, 2014 Contingent Capital Awards (CCA)	Dec. 31, 2013 Performance shares Performance share awards	Dec. 31, 2012 Performance shares Performance share awards	Dec. 31, 2011 Performance shares Performance share awards	Dec. 31, 2013 Stock compensation plan Share awards	Dec. 31, 2012 Stock compensation plan Share awards	Dec. 31, 2011 Stock compensation plan Share awards	Dec. 31, 2013 Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2012 Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2011 Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2013 Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2012 Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2011 Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2013 Stock compensation plan Adjustable Performance Plan share awards	Dec. 31, 2012 Stock compensation plan Adjustable Performance Plan share awards	Dec. 31, 2011 Stock compensation plan Adjustable Performance Plan share awards	Dec. 31, 2013 Stock compensation plan Plus Bond awards	Dec. 31, 2013 Bank	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank	Dec. 31, 2013 Bank Discontinued operations	Dec. 31, 2012 Bank Discontinued operations	Dec. 31, 2011 Bank Discontinued operations	Dec. 31, 2013 Bank 2011 Partner Asset Facility (PAF2)	Dec. 31, 2012 Bank 2011 Partner Asset Facility (PAF2)	Dec. 31, 2011 Bank 2011 Partner Asset Facility (PAF2)	Dec. 31, 2013 Bank Adjustable Performance Plan cash awards	Dec. 31, 2012 Bank Adjustable Performance Plan cash awards	Dec. 31, 2011 Bank Adjustable Performance Plan cash awards	Dec. 31, 2013 Bank Restricted Cash Awards	Dec. 31, 2012 Bank Restricted Cash Awards	Dec. 31, 2011 Bank Restricted Cash Awards	Dec. 31, 2013 Bank Other Cash Awards	Dec. 31, 2012 Bank Other Cash Awards	Dec. 31, 2011 Bank Other Cash Awards	Dec. 31, 2013 Bank 2008 Partner Asset Facility (PAF) awards	Dec. 31, 2012 Bank 2008 Partner Asset Facility (PAF) awards	Dec. 31, 2011 Bank 2008 Partner Asset Facility (PAF) awards	Jan. 31, 2013 Bank Plus Bond awards	Dec. 31, 2013 Bank Plus Bond awards	Dec. 31, 2013 Bank Performance shares Performance share awards	Dec. 31, 2012 Bank Performance shares Performance share awards	Dec. 31, 2011 Bank Performance shares Performance share awards	Dec. 31, 2013 Bank Stock compensation plan	Dec. 31, 2012 Bank Stock compensation plan	Dec. 31, 2011 Bank Stock compensation plan	Dec. 31, 2013 Bank Stock compensation plan Share awards	Dec. 31, 2012 Bank Stock compensation plan Share awards	Dec. 31, 2011 Bank Stock compensation plan Share awards	Dec. 31, 2013 Bank Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2012 Bank Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2011 Bank Stock compensation plan Scaled Incentive Share Unit (SISU)	Dec. 31, 2013 Bank Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2012 Bank Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2011 Bank Stock compensation plan Incentive Share Unit (ISU)	Dec. 31, 2013 Bank Stock compensation plan Adjustable Performance Plan share awards	Dec. 31, 2012 Bank Stock compensation plan Adjustable Performance Plan share awards	Dec. 31, 2011 Bank Stock compensation plan Adjustable Performance Plan share awards
Deferred compensation expense (CHF million)
Total compensation expense relating to deferred compensation	2,242	3,025	3,031	(21)	(23)	(21)	77	677	0	4	286	1,106	145	165	253	434	362	334	93	173	3			590	366	0	814	786	767	41	97	415	(3)	62	174	31	74	0	37	2,216	2,997	2,993	(21)	(23)	(21)	77	675	0	4	281	1,087	145	165	252	430	363	337	93	173	3		37	580	362	0				806	773	759	38	95	404	(3)	62	172	30	71	0
Period over which award will be expensed																						3 years 0 months 0 days	3 years 0 months 0 days																																						3 years 0 months 0 days
Total shares delivered (million)
Total shares delivered (in shares)	33.7	31.6	24.2																																																															32.6	30.9	23.7